Reserves - Share of other comprehensive income of joint ventures accounted for using the equity method (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Share of other comprehensive income of joint ventures accounted for using equity method
Adoption on IFRS 9	$ 17,646